LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LEASE LIABILITIES

13 LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2022	2023
	S$	S$

At beginning of year	23,131	14,419
Currency realignment	(1,157)	(653)
Interest charged (Note 20)	896	499
Payment made	(8,451)	(7,941)
At end of year	14,419	6,324

Presentation on

Consolidated Statements of Financial Positions:

Current	7,710	6,324
Non-current	6,709	-
Total	14,419	6,324

The effective interest rate applied to the lease liabilities recognized in the statements of financial positions is 4.73% per annum.

Lease liabilities of the Group are secured over a motor vehicle (Note 7).

Total cash outflow for leases amounts to S$9,644 (2022: S$10,652) (including low-value assets rental).